Earnings per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings per share

29.	Earnings per share

Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

•	Numerator: profit for the year adjusted by dilutive effects from stock options.
•	Denominator: the number of shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2023	2022	2021

Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	85	(863)	158
Net income (loss) allocated to controlling shareholder - discontinued operations	(2,356)	691	644
Net income allocated to controlling shareholder	(2,271)	(172)	802

Basic denominator (millions of shares)
Weighted average of shares	270	269	269

Basic earnings (loss) per share (R$) – continuing operations	0.31484	(3.20372)	0.58803
Basic earnings (loss) per share (R$) – discontinued operations	(8.72659)	2.56521	2.39678
Basic earnings per share (R$) – total	(8.41175)	(0.63851)	2.98481

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	85	(863)	158
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	(2,356)	691	644
Net income allocated to ordinary controlling shareholders	(2,271)	(172)	802

Diluted denominator
Weighted average of outstanding shares (in millions)	270	269	269
Stock option (in millions)	5	-	-
Diluted weighted average of outstanding shares (millions)	275	269	269

Diluted earnings (loss) per share (R$) – continuing operations	0,30868	(3.20372)	0.58716
Diluted earnings (loss) per share (R$) – discontinued operations	(8.72659)	2.56521	2.39324
Diluted earnings per share (R$) – total	(8.41791)	(0.63851)	2.98040